Document and Entity Information	Mar. 05, 2025
Details
Registrant CIK	0001710495
Document Type	8-K
Document Period End Date	Mar. 05, 2025
Entity Registrant Name	PINEAPPLE EXPRESS CANNABIS CO
Entity Incorporation, State or Country Code	NV
Securities Act File Number	001-41762
Entity Tax Identification Number	33-3266062
Entity Address, Address Line One	300 Peachtree Street NE
Entity Address, Address Line Two	Ste 1775
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	734-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false